Nuveen Enhanced Yield US Aggregate Bond ETF [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Nuveen Enhanced Yield U.S. Aggregate Bond ETF | Nuveen Enhanced Yield U.S. Aggregate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	[1]	2.29%	7.30%	(14.09%)	(2.32%)	7.63%	10.26%	(1.58%)	4.23%

[1]	Year-to-date total return as of September 30, 2025 was 6.36%.